Taxes (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Cumulative net operating loss	$ 800,000	$ 3,200,000
Corporate tax rate	21.00%
Enterprise Income Tax	25.00%
Valuation allowance	$ 4,800,000	3,300,000
Recovery in valuation allowance	1,500,000	(3,800,000)	$ 7,000,000.0
Parent Company [Member]
Cumulative net operating loss	$ 3,163	$ 3,163